Bank Loans (Tables)	12 Months Ended
Jun. 30, 2022
Federal Home Loan Banks [Abstract]
Schedule of short-term bank loans
	Annual Interest		As of June 30,
	Rate	Maturities	2022	2021
Short-term loans:
Industrial Bank Co., Ltd. (2)	5.00%	September 30, 2021	-	1,548,491
Xiamen International Bank (1)	8.00%	October 29, 2021	-	1,083,944
Xiamen Bank (4)	5.22%	August 10, 2021	-	309,698
Xiamen Bank (1)	5.22%	June 16, 2023	447,888	464,548
Xiamen Bank (1)	5.22%	June 16, 2023	298,592	309,698
Bank of China Ltd. (3)	4.70%	June 1, 2022	-	1,238,793
Industrial Bank Co., Ltd. (2)	4.80%	December 20, 2022	1,492,960	-
Bank of China Ltd. (3)	4.70%	June 1, 2023	1,194,370	-
Subtotal			3,433,810	4,955,172
Current portion of long-term loans:
Bank of China Ltd. (3)	3.80%	November 26, 2023	89,579	46,454
Bank of China Ltd. (3)	4.15%	December 29,2023	209,014	108,394
Bank of China Ltd. (3)	5.10%	April 15, 2024	59,718	30,970
Total			$3,792,121	$5,140,990

	Annual Interest		As of June 30,
	Rate	Maturities	2022	2021
Long-term loans:
Bank of China Ltd. (3)	3.80%	November 26, 2023	$313,522	$418,093
Bank of China Ltd. (3)	4.15%	December 29, 2023	731,551	975,549
Bank of China Ltd. (3)	5.10%	April 15, 2024	209,014	278,728
Total			$1,254,087	$1,672,370